SUMMARY OF AGING ANALYSIS OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Allowance for credit loss - third parties	$ (14,034)	¥ (99,647)	$ (11,443)	¥ (81,247)	¥ (57,360)
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Within 1 year		(61,083)		(7,031)
Thereafter		(38,440)		(74,211)
Allowance for credit loss - third parties		(99,523)		(81,242)	¥ (57,344)
Within 1 year		(124)		(5)
Allowance for credit loss - related parties		¥ (124)		¥ (5)